Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 349,851	$ 549,444	$ 3,347,843
Receivables and prepaid expenses	70,532	89,139	114,100
Total Current Assets	420,383	638,583	3,461,943
Non-current Assets:
Property and equipment at cost, net of accumulated depreciation	22,907	24,142	2,328
Total Assets	443,290	662,725	3,464,271
Current Liabilities:
Accounts payable	247,744	215,359	106,833
Accrued expenses and other payables	162,898	171,379	190,271
Notes Payable	300,000
Registration Rights Agreement liability	520,000	520,000
Total Current Liabilities	1,230,642	906,738	297,104
Non-current Liabilities:
Accrued severance	133,572	123,981	5,243
Total Liabilities	1,364,214	1,030,719	302,347
Commitments and Contingencies (Note 6)
Stockholders’ Deficit
Preferred A Stock, value	585	585	1,047
Common stock, value	95,699	95,699	49,545
Additional paid-in capital	19,065,571	19,042,378	16,842,037
Accumulated deficit	(20,082,779)	(19,506,656)	(13,730,705)
Total Stockholders’ Deficit	(920,924)	(367,994)	3,161,924
Total Liabilities and Stockholders’ Deficit	$ 443,290	$ 662,725	$ 3,464,271